Lease liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Lease liabilities

24	Lease liabilities
The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the reporting periods:

	December 31,
	2021 $	2020 $
Within 1 year	1,666,978	865,283

After 1 year but within 2 years	1,191,547	543,036
After 2 years but within 5 years	1,298,897	261,538
After 5 years	1,109,788	—

	3,600,232	804,574

Total	5,267,210	1,669,857